UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM N-Q
                   Quarterly Schedule of Portfolio Holdings of
                    Registered Management Investment Company

                   Investment Company Act File Number: 811-862



                        The Growth Fund of America, Inc.
               (Exact Name of Registrant as specified in charter)

                    P.O. Box 7650, One Market, Steuart Tower
                         San Francisco, California 94120
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (415) 421-9360

                    Date of fiscal year end: August 31, 2005

                     Date of reporting period: May 31, 2005





                                 Patrick F. Quan
                                    Secretary
                        The Growth Fund of America, Inc.
                    P.O. Box 7650, One Market, Steuart Tower
                         San Francisco, California 94120
                     (name and address of agent for service)


                                   Copies to:
                                 Michael Glazer
                      Paul, Hastings, Janofsky & Walker LLP
                             515 South Flower Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Schedule of Investments

[logo - AMERICAN FUNDS (R)]


THE GROWTH FUND OF AMERICA
INVESTMENT PORTFOLIO

May 31, 2005

                                                                                                                           unaudited

                                                                                                                        Market value
Common stocks -- 90.22%                                                                                      Shares            (000)

INFORMATION TECHNOLOGY -- 19.72%
Google Inc., Class A(1)                                                                                   7,940,400      $2,210,607
Microsoft Corp.                                                                                          75,525,000       1,948,545
Texas Instruments Inc.                                                                                   43,120,200       1,191,842
Taiwan Semiconductor Manufacturing Co. Ltd.                                                             575,756,085       1,045,326
Corning Inc.(1)                                                                                          66,145,000       1,037,154
Applied Materials, Inc.                                                                                  48,165,000         790,388
First Data Corp.                                                                                         19,540,000         739,198
Maxim Integrated Products, Inc.(2)                                                                       17,640,000         695,016
Cisco Systems, Inc.(1)                                                                                   30,064,500         582,650
Linear Technology Corp.                                                                                  15,175,000         568,607
Samsung Electronics Co., Ltd.                                                                             1,133,800         550,574
Yahoo! Inc.(1)                                                                                           13,950,554         518,961
Xilinx, Inc.(2)                                                                                          18,350,000         509,212
Analog Devices, Inc.                                                                                     13,716,666         508,614
KLA-Tencor Corp.(2)                                                                                      10,225,000         464,317
Altera Corp.(1,2)                                                                                        19,900,000         441,581
Microchip Technology Inc.(2)                                                                             12,755,000         378,058
Automatic Data Processing, Inc.                                                                           7,500,000         328,500
Advanced Micro Devices, Inc.(1,2)                                                                        19,800,000         324,720
Micron Technology, Inc.(1)                                                                               28,510,000         313,040
Intuit Inc.(1)                                                                                            6,334,900         273,794
Sun Microsystems, Inc.(1)                                                                                71,546,700         272,593
Telefonaktiebolaget LM Ericsson, Class B (ADR)                                                            8,300,000         260,869
EMC Corp.(1)                                                                                             17,700,000         248,862
Dell Inc.(1)                                                                                              5,760,000         229,766
International Business Machines Corp.                                                                     2,815,000         212,673
CDW Corp.                                                                                                 3,500,000         203,630
AU Optronics Corp.(1)                                                                                   115,400,000         191,474
Flextronics International Ltd.(1)                                                                        14,515,000         185,502
Murata Manufacturing Co., Ltd.                                                                            3,524,000         180,267
Ceridian Corp.(1,2)                                                                                      9,219,900          175,823
Cadence Design Systems, Inc.(1)                                                                         12,400,000          173,228
Rohm Co., Ltd.                                                                                           1,757,000          165,155
Teradyne, Inc.(1,2)                                                                                     12,650,000          164,576
ASML Holding NV (New York registered)(1)                                                                 9,625,000          155,155
Sabre Holdings Corp., Class A(2)                                                                         7,062,811          141,751
Hirose Electric Co., Ltd.                                                                                1,265,000          134,793
VeriSign, Inc.(1)                                                                                        4,000,000          129,400
Hewlett-Packard Co.                                                                                      5,638,500          126,923
Fujitsu Ltd.                                                                                            22,260,000          122,707
Hon Hai Precision Industry Co., Ltd.                                                                    22,884,974          120,121
Hoya Corp.                                                                                               1,051,000          117,716
Nortel Networks Corp.(1)                                                                                44,300,000          114,737
Solectron Corp.(1)                                                                                      30,470,600          111,218
Mediatek Incorporation                                                                                  12,416,759          107,369
Freescale Semiconductor, Inc., Class A(1)                                                                4,500,000           90,900
Freescale Semiconductor, Inc., Class B(1)                                                                  140,944            2,847
Compuware Corp.(1)                                                                                      13,000,000           89,050
Lucent Technologies Inc.(1)                                                                             27,500,000           77,275
SINA Corp.(1)                                                                                            2,552,000           71,022
Paychex, Inc.                                                                                            2,273,019           65,645
Oracle Corp.(1)                                                                                          4,475,000           57,369
National Instruments Corp.                                                                               2,250,000           52,312
Agere Systems Inc., Class A(1)                                                                           3,682,125           50,077
Jabil Circuit, Inc.(1)                                                                                   1,640,000           47,937
Alcatel (ADR)(1)                                                                                         4,000,000           43,680
QUALCOMM Inc.(1)                                                                                         1,000,000           37,260
Sanmina-SCI Corp.(1)                                                                                     4,570,000           23,444
Motorola, Inc.                                                                                           1,276,500           22,173
Cypress Semiconductor Corp.(1)                                                                             300,000            3,879
                                                                                                                         20,201,882

CONSUMER DISCRETIONARY -- 16.36%
Target Corp.                                                                                            35,993,800        1,932,867
Time Warner Inc.(1)                                                                                    109,900,000        1,912,260
Lowe's Companies, Inc.                                                                                  32,160,400        1,839,896
Comcast Corp., Class A(1)                                                                               23,969,387          771,814
Comcast Corp., Class A, special nonvoting stock(1)                                                      10,050,000          317,982
IAC/InterActiveCorp(1)                                                                                  42,750,000        1,047,375
Liberty Media Corp., Class A(1)                                                                         82,375,000          855,876
Carnival Corp., units                                                                                    16,050,000         849,045
Best Buy Co., Inc.                                                                                      14,970,500          814,844
News Corp. Inc., Class A                                                                                45,936,216          740,951
Clear Channel Communications, Inc.                                                                      21,635,000          632,391
Starbucks Corp.(1)                                                                                      11,329,200          620,274
Harrah's Entertainment, Inc.(2)                                                                          6,100,000          438,041
Limited Brands, Inc.(2)                                                                                 20,700,000          425,799
Gap, Inc.                                                                                               19,067,600          400,420
International Game Technology                                                                           10,129,000          285,435
Michaels Stores, Inc.                                                                                    6,700,000          282,137
Liberty Media International, Inc., Class A(1)                                                            5,576,386          233,706
UnitedGlobalCom, Inc., Class A(1)                                                                       25,200,000          229,320
Brinker International, Inc.(1,2)                                                                         5,000,000          188,100
Walt Disney Co.                                                                                          6,472,000          177,592
Caesar's Entertainment, Inc.(1)                                                                          8,000,000          172,400
YUM! Brands, Inc.                                                                                        3,200,000          164,128
Ross Stores, Inc.                                                                                        5,225,000          147,240
Harley-Davidson Motor Co.                                                                                2,957,200          144,992
Yamada Denki Co., Ltd.                                                                                   2,640,000          144,310
Outback Steakhouse, Inc.                                                                                 2,940,000          130,095
A. H. Belo Corp., Class A                                                                                4,850,000          119,213
Magna International Inc., Class A                                                                        1,701,000          115,685
Toyota Motor Corp.                                                                                       2,730,000           97,302
Interpublic Group of Companies, Inc.(1)                                                                  7,700,000           95,018
Lennar Corp., Class A                                                                                    1,500,000           87,015
Gentex Corp.                                                                                             4,600,000           82,248
TJX Companies, Inc.                                                                                      3,000,000           68,790
CarMax, Inc.(1)                                                                                          2,000,000           51,060
McDonald's Corp.                                                                                         1,300,000           40,222
Big Lots, Inc.(1)                                                                                        3,000,000           37,980
Viacom Inc., Class B, nonvoting                                                                            775,000           26,575
Viacom Inc., Class A                                                                                       191,600            6,599
MGM Mirage, Inc.(1)                                                                                        772,200           29,413
Dana Corp.                                                                                                  39,900              541
                                                                                                                         16,756,951

ENERGY -- 12.65%
Schlumberger Ltd.                                                                                       18,663,300        1,276,010
Burlington Resources Inc.(2)                                                                            20,260,000        1,026,777
Devon Energy Corp.                                                                                      17,880,000          820,692
Suncor Energy Inc.                                                                                      18,338,079          718,010
Canadian Natural Resources, Ltd.                                                                        22,500,000          650,938
Transocean Inc.(1)                                                                                      12,649,900          630,092
EOG Resources, Inc.(2)                                                                                  12,430,000          620,133
Halliburton Co.                                                                                         12,905,000          551,560
Apache Corp.                                                                                             8,895,060          522,674
Baker Hughes Inc.                                                                                       10,270,000          474,371
LUKoil Holding (ADR)                                                                                    13,280,000          461,480
Petro-Canada                                                                                             8,150,000          457,909
BJ Services Co.(2)                                                                                       8,975,000          451,891
Noble Corp.                                                                                              6,675,000          377,939
Occidental Petroleum Corp.                                                                               4,490,000          328,264
BG Group PLC                                                                                            40,291,737          305,321
Diamond Offshore Drilling, Inc.                                                                          6,425,000          303,581
ENSCO International Inc.(2)                                                                              8,235,000          274,226
Nexen Inc.                                                                                              10,523,622          273,799
CONSOL Energy Inc.(2,3)                                                                                  3,700,000          177,045
CONSOL Energy Inc.(2)                                                                                    1,728,200           82,694
MOL Magyar Olaj- es Gazipari Rt.(1)                                                                      3,425,000          255,841
Cross Timbers Oil Co.                                                                                    8,000,001          248,960
Shell Canada Ltd.                                                                                        3,500,000          241,899
Anadarko Petroleum Corp.                                                                                 2,750,000          208,175
Valero Energy Corp.                                                                                      2,700,000          185,274
Rowan Companies, Inc.(1,2)                                                                               6,450,000          177,375
Weatherford International Ltd.(1)                                                                        3,000,000          157,710
Imperial Oil Ltd.                                                                                        2,018,744          140,168
Norsk Hydro ASA (ADR)                                                                                    1,567,800          127,478
Exxon Mobil Corp.                                                                                        1,900,000          106,780
Repsol International Finance BV                                                                          4,000,000           99,990
Premcor Inc.                                                                                             1,438,300           97,617
Murphy Oil Corp.                                                                                           878,000           85,825
Pogo Producing Co.                                                                                         750,000           37,080
                                                                                                                         12,955,578

HEALTH CARE -- 11.31%
Sanofi-Aventis(1)                                                                                       19,232,638        1,735,123
WellPoint, Inc.(1)                                                                                       7,995,800        1,063,441
Forest Laboratories, Inc.(1,2)                                                                          18,255,600          704,301
Genentech, Inc.(1)                                                                                       8,450,000          669,663
Guidant Corp.                                                                                            8,500,000          628,065
Roche Holding AG                                                                                         4,619,525          582,810
Amgen Inc.(1)                                                                                            8,660,000          541,943
Cardinal Health, Inc.                                                                                    8,200,000          475,026
Medtronic, Inc.                                                                                          8,080,000          434,300
Express Scripts, Inc.(1,2)                                                                               4,650,000          429,614
Biogen Idec Inc.(1)                                                                                      9,978,000          390,140
Gilead Sciences, Inc.(1)                                                                                 9,500,000          387,600
AstraZeneca PLC (Sweden)                                                                                 7,468,000          317,836
AstraZeneca PLC (ADR)                                                                                    1,072,000           45,581
Eli Lilly and Co.                                                                                        5,480,000          319,484
Aetna Inc.                                                                                               3,640,000          283,956
Sepracor Inc.(1)                                                                                         4,250,000          258,230
AmerisourceBergen Corp.                                                                                  3,650,000          235,681
Allergan, Inc.                                                                                           2,725,000          210,670
Celgene Corp.(1)                                                                                         4,900,000          207,466
Merck & Co., Inc.                                                                                        6,000,000          194,640
Novo Nordisk A/S, Class B                                                                                3,630,000          186,776
American Pharmaceutical Partners, Inc.(1,2)                                                              3,800,000          166,896
Abbott Laboratories                                                                                      3,100,000          149,544
McKesson Corp.                                                                                           2,900,000          116,783
Medco Health Solutions, Inc.(1)                                                                          2,330,000          116,500
Affymetrix, Inc.(1)                                                                                      2,000,000          106,980
Caremark Rx, Inc.(1)                                                                                     2,200,000           98,252
Lincare Holdings Inc.(1)                                                                                 2,200,000           96,712
AMERIGROUP Corp.(1)                                                                                      2,440,000           95,746
Applera Corp. - Applied Biosystems Group                                                                 4,100,000           87,781
Applera Corp. - Celera Genomics Group(1)                                                                   528,800            5,246
OSI Pharmaceuticals, Inc.(1)                                                                             1,500,000           55,755
Amylin Pharmaceuticals, Inc.(1)                                                                          2,750,000           43,945
St. Jude Medical, Inc.(1)                                                                                  781,900           31,370
IDEXX Laboratories, Inc.(1)                                                                                510,000           29,442
ImClone Systems Inc.(1)                                                                                    750,000           24,855
Chugai Pharmaceutical Co., Ltd.                                                                          1,535,100           22,778
ICOS Corp.(1)                                                                                            1,000,000           21,600
Elan Corp., PLC (ADR)(1)                                                                                 1,070,000            8,453
Schering-Plough Corp.                                                                                      278,200            5,425
Andrx Group(1)                                                                                             122,500            2,448
                                                                                                                         11,588,857

INDUSTRIALS -- 8.50%
Tyco International Ltd.                                                                                 37,629,100        1,088,610
General Electric Co.                                                                                    29,490,000        1,075,795
United Parcel Service, Inc., Class B                                                                    12,302,800          906,101
Boeing Co.                                                                                              12,400,000          792,360
Illinois Tool Works Inc.                                                                                 7,700,000          650,111
General Dynamics Corp.                                                                                   5,120,700          552,933
3M Co.                                                                                                   6,940,000          531,951
Southwest Airlines Co.                                                                                  36,079,877          524,962
Caterpillar Inc.                                                                                         2,983,000          280,730
Raytheon Co.                                                                                             6,700,000          262,372
FedEx Corp.                                                                                              2,550,000          228,021
Ryanair Holdings PLC (ADR)(1)                                                                            4,606,400          210,466
Burlington Northern Santa Fe Corp.                                                                       3,950,000          195,209
Lockheed Martin Corp.                                                                                    2,800,000          181,692
Robert Half International Inc.                                                                           7,110,000          177,323
Northrop Grumman Corp.                                                                                   3,182,000          177,301
Monster Worldwide Inc.(1)                                                                                5,775,000          152,345
Union Pacific Corp.                                                                                      2,000,000          133,920
Allied Waste Industries, Inc.(1)                                                                        15,000,000          115,650
Manpower Inc.                                                                                            2,500,000           99,575
Mitsubishi Corp.                                                                                         7,400,000           98,325
JetBlue Airways Corp.(1)                                                                                 4,144,000           90,049
Deere & Co.                                                                                              1,200,000           79,380
Bombardier Inc., Class B(1)                                                                             36,271,050           69,763
United Rentals, Inc.(1)                                                                                  1,927,600           38,706
                                                                                                                          8,713,650

FINANCIALS -- 6.39%
Freddie Mac                                                                                             17,102,300        1,112,334
Fannie Mae                                                                                              18,098,200        1,072,137
American International Group, Inc.                                                                      16,650,200          924,919
Citigroup Inc.                                                                                           9,510,000          448,016
UFJ Holdings, Inc.(1)                                                                                       63,984          325,533
SunTrust Banks, Inc.                                                                                     3,640,000          267,940
XL Capital Ltd., Class A                                                                                 3,545,000          266,868
Bank of New York Co., Inc.                                                                               9,195,000          265,000
Banco Bradesco SA (ADR)                                                                                  7,800,000          249,366
Mitsubishi Estate Co., Ltd.                                                                             22,500,000          243,490
Capital One Financial Corp.                                                                              2,500,000          188,500
Wells Fargo & Co.                                                                                        2,730,000          164,919
Berkshire Hathaway Inc., Class A(1)                                                                          1,650          138,765
Sumitomo Mitsui Financial Group, Inc.                                                                       19,753          128,586
Marsh & McLennan Companies, Inc.                                                                         4,413,700          128,174
Chubb Corp.                                                                                              1,500,000          126,345
ICICI Bank Ltd.                                                                                         12,000,000          107,879
Mizuho Financial Group, Inc.                                                                                22,000          104,414
American Express Co.                                                                                     1,700,000           91,545
Aon Corp.                                                                                                3,218,600           80,240
Protective Life Corp.                                                                                    1,500,000           60,285
City National Corp.                                                                                        675,000           47,945
                                                                                                                          6,543,200

CONSUMER STAPLES -- 5.54%
Altria Group, Inc.                                                                                      27,086,700        1,818,601
Walgreen Co.                                                                                            21,060,000          954,860
Coca-Cola Co.                                                                                           16,365,000          730,370
Avon Products, Inc.                                                                                     11,689,000          464,521
PepsiCo, Inc.                                                                                            6,275,000          353,283
Anheuser-Busch Companies, Inc.                                                                           7,080,000          331,698
Kerry Group PLC, Class A                                                                                 8,965,824          220,703
Bunge Ltd.                                                                                               3,200,000          198,528
Procter & Gamble Co.                                                                                     3,520,000          194,128
Whole Foods Market, Inc.                                                                                   974,800          115,982
Wm. Wrigley Jr. Co.                                                                                      1,630,000          111,280
SYSCO Corp.                                                                                              1,800,000           66,888
General Mills, Inc.                                                                                      1,235,000           61,133
Wal-Mart Stores, Inc.                                                                                    1,050,000           49,592
Gillette Co.                                                                                               102,400            5,401
                                                                                                                          5,676,968

TELECOMMUNICATION SERVICES -- 3.87%
Vodafone Group PLC (ADR)                                                                                 47,335,000       1,191,895
Vodafone Group PLC                                                                                     120,765,000          304,677
O2 PLC(1)                                                                                              218,743,200          507,119
Qwest Communications International Inc.(1,2)                                                           117,900,000          462,168
Sprint Corp.                                                                                            17,084,750          404,738
Telefonica, SA (ADR)                                                                                     5,000,000          252,200
Telefonica, SA                                                                                           6,000,000          100,507
Telephone and Data Systems, Inc.                                                                         1,993,100           77,233
Telephone and Data Systems, Inc.(1)                                                                      1,993,100           75,738
KDDI Corp.                                                                                                  30,000          137,950
France Telecom, SA(1)                                                                                    4,600,000          131,747
MCI, Inc.                                                                                                4,500,000          115,290
Nextel Communications, Inc., Class A(1)                                                                  3,500,000          105,630
Telenor ASA                                                                                             11,900,000           95,079
Broadview Networks Holdings, Inc., Class A(1,3,4)                                                           31,812               --
                                                                                                                          3,961,971

MATERIALS -- 3.20%
Barrick Gold Corp.                                                                                      17,610,000          404,854
Rio Tinto PLC                                                                                           11,875,000          352,387
Freeport-McMoRan Copper & Gold Inc., Class B(2)                                                          9,596,000          338,739
USX-U.S. Steel Group(2)                                                                                  7,375,000          293,304
BHP Billiton Ltd.                                                                                       19,516,661          246,204
CRH PLC                                                                                                  9,299,204          234,861
Phelps Dodge Corp.                                                                                       2,500,000          218,500
Inco Ltd.                                                                                                5,000,000          192,950
Potash Corp. of Saskatchewan Inc.                                                                        1,904,000          172,141
Monsanto Co.                                                                                             2,500,000          142,500
Newmont Mining Corp.                                                                                     3,650,000          135,926
Alcoa Inc.                                                                                               5,000,000          135,500
Nitto Denko Corp.                                                                                        2,111,000          119,097
Cia. Vale do Rio Doce, ordinary nominative (ADR)                                                         3,700,100          107,414
Newcrest Mining Ltd.                                                                                     8,700,000           87,511
Sealed Air Corp.(1)                                                                                      1,580,000           81,828
Dow Chemical Co.                                                                                           331,400           15,009
                                                                                                                          3,278,725

UTILITIES -- 0.15%
Questar Corp.                                                                                            2,475,000          156,024


MISCELLANEOUS -- 2.53%
Other common stocks in initial period of acquisition                                                                      2,590,394


TOTAL COMMON STOCKS (COST: $75,682,549,000)                                                                              92,424,200




                                                                                                                          unaudited

                                                                                                                       Market value
Preferred stocks -- 0.00%                                                                                   Shares            (000)


TELECOMMUNICATION SERVICES -- 0.00%
Broadview Networks Holdings, Inc., Series B(1,3,4)                                                           1,272   $          550


TOTAL PREFERRED STOCKS (COST: $21,000,000)                                                                                      550




Convertible securities -- 0.00%


INFORMATION TECHNOLOGY -- 0.00%
ProAct Technologies Corp., Series C, convertible preferred(1,3,4)                                        6,500,000              505


TOTAL CONVERTIBLE SECURITIES (COST: $505,000)                                                                                   505



                                                                                                   Principal amount
Bonds & notes -- 0.25%                                                                                        (000)


CONSUMER DISCRETIONARY -- 0.14%
General Motors Corp. 8.375% 2033                                                                       $   106,649           81,882
General Motors Acceptance Corp. 8.00% 2031                                                                  46,125           38,679
General Motors Corp. 8.25% 2023                                                                             24,000           18,290
                                                                                                                            138,851

TELECOMMUNICATION SERVICES -- 0.11%
Qwest Capital Funding, Inc. 7.75% 2031(2)                                                                   53,800           44,116
U S WEST Capital Funding, Inc. 6.875% 2028(2)                                                               36,000           27,540
Qwest Capital Funding, Inc. 7.625% 2021(2)                                                                  25,000           21,125
U S WEST Capital Funding, Inc. 6.50% 2018(2)                                                                25,250           19,443
                                                                                                                            112,224

TOTAL BONDS & NOTES (COST: $247,848,000)                                                                                    251,075




Short-term securities -- 9.63%

U.S. Treasury Bills 2.64%-2.881% due 6/2-8/25/2005                                                       1,643,200        1,639,686
Federal Home Loan Bank 2.77%-3.07% due 6/8-7/29/2005                                                       680,916          679,185
Freddie Mac 2.84%-3.14% due 6/14-8/23/2005                                                                 664,881          662,397
CAFCO, LLC 2.96%-3.17% due 6/1-8/16/2005(3)                                                                223,700          223,006
Citicorp 3.02% due 7/6/2005                                                                                100,000           99,710
Ciesco LLC 2.99% due 6/29/2005                                                                              28,000           27,933
Park Avenue Receivables Co., LLC 3.02%-3.07% due 6/7-7/14/2005(3)                                          350,000          349,306
Variable Funding Capital Corp. 2.95%-3.13% due 6/15-8/10/2005(3)                                           350,000          348,378
International Bank for Reconstruction and Development 2.78%-2.98% due 6/10-8/3/2005                        347,400          346,404
Clipper Receivables Co., LLC 3.00%-3.08% due 6/3-7/18/2005(3)                                              344,200          343,314
Wells Fargo & Co. 2.87%-3.03% due 6/3-6/29/2005                                                            335,000          334,644
Bank of America Corp. 2.94%-3.13% due 6/10-8/12/2005                                                       334,000          332,643
Wal-Mart Stores Inc. 2.80%-3.10% due 6/1-8/16/2005(3)                                                      298,700          297,868
Federal Farm Credit Banks 2.74%-3.10% due 6/1-9/27/2005                                                    285,700          285,162
Procter & Gamble Co. 2.86%-3.20% due 6/8-8/24/2005(3)                                                      277,700          276,781
HSBC Finance Corp. 2.82%-3.11% due 6/2-8/5/2005                                                            265,000          264,092
General Electric Capital Services, Inc. 2.88%-3.14% due 6/27-8/4/2005                                      130,000          129,549
General Electric Capital Corp. 2.95% due 6/13-6/14/2005                                                     70,800           70,721
Edison Asset Securitization LLC 2.93% due 6/15/2005(3)                                                      45,200           45,146
Tennessee Valley Authority 2.84%-2.96% due 6/9-7/7/2005                                                    240,000          239,536
Gannett Co. 2.85%-3.03% due 6/6-7/29/2005(3)                                                               225,300          224,599
International Business Machines Corp. 2.975%-3.03% due 6/20-7/22/2005                                      160,000          159,525
IBM Capital Inc. 3.00%-3.02% due 6/27-7/14/2005(3)                                                          39,500           39,377
Coca-Cola Co. 2.90%-3.08% due 6/17-8/8/2005                                                                187,700          186,936
DuPont (E.I.) de Nemours & Co. 2.90%-2.98% due 6/6-6/27/2005                                               167,300          167,040
Three Pillars Funding, LLC 2.95%-3.23% due 6/7-8/29/2005(3)                                                156,896          156,478
Pfizer Inc 2.90%-3.05% due 6/3-7/19/2005(3)                                                                126,000          125,701
Hewlett-Packard Co. 3.10%-3.11% due 7/25-7/29/2005(3)                                                      125,000          124,401
Private Export Funding Corp. 2.86%-3.15% due 6/8-8/16/2005(3)                                              108,000          107,593
BellSouth Corp. 2.98%-3.02% due 6/29-7/8/2005(3)                                                           105,000          104,722
Abbott Laboratories Inc. 2.94%-3.01% due 6/7-7/6/2005(3)                                                   100,000           99,821
Triple-A One Funding Corp. 3.02%-3.08% due 6/10-7/11/2005(3)                                                90,986           90,760
Anheuser-Busch Cos. Inc. 2.84%-2.98% due 6/7-7/8/2005(3)                                                    88,500           88,352
Exxon Asset Management Co. 2.97% due 6/15-6/20/2005(3)                                                      85,000           84,880
PepsiCo Inc. 2.96%-2.98% due 6/2-7/1/2005(3)                                                                84,150           84,010
American Express Credit Corp. 2.87%-3.12% due 6/3-8/1/2005                                                  80,000           79,818
New Center Asset Trust Plus 2.92%-3.07% due 6/13-7/12/2005                                                  80,000           79,815
Colgate-Palmolive Co. 2.96%-2.97% due 6/8-6/30/2005(3)                                                      76,800           76,660
Fannie Mae 3.03%-3.11% due 7/27-8/17/2005                                                                   75,000           74,560
American General Finance Corp. 3.02% due 6/29/2005                                                          42,000           41,900
International Lease Finance Corp. 2.90% due 6/1/2005                                                        25,000           24,998
NetJets Inc. 2.94%-2.96% due 6/1-6/10/2005(3)                                                               58,800           58,781
Hershey Foods Corp. 3.02% due 7/6/2005(3)                                                                   55,000           54,834
FCAR Owner Trust I 2.96% due 6/17/2005                                                                      50,000           49,932
United Parcel Service Inc. 2.97% due 6/29/2005                                                              50,000           49,880
USAA Capital Corp. 2.98%-3.13% due 6/3-8/15/2005                                                            50,000           49,829
Illinois Tool Works Inc. 2.95% due 6/17-6/21/2005                                                           49,000           48,924
3M Co. 2.93%-2.96% due 6/20-6/22/2005                                                                       48,000           47,917
Pitney Bowes Inc. 2.96%-2.98% due 6/20-6/30/2005(3)                                                         44,000           43,912
Harley-Davidson Funding Corp. 2.90% due 6/6-6/7/2005(3)                                                     42,500           42,477
Bank of New York Co., Inc. 3.08% due 7/27/2005                                                              34,200           34,041
Kimberly-Clark Worldwide Inc. 2.98% due 6/14/2005(3)                                                        34,000           33,961
Verizon Network Funding Corp. due 6/7/2005                                                                  33,800           33,781
Harvard University 2.90%-3.02% due 6/13-7/22/2005                                                           30,000           29,952
SBC Communications Inc. 3.01% due 6/21/2005(3)                                                              30,000           29,947
ChevronTexaco Funding Corp. 2.95% due 6/13/2005                                                             20,000           19,979
Medtronic Inc. 2.98% due 6/24/2005(3)                                                                       19,300           19,262
Allstate Corp. 2.97% due 6/1/2005(3)                                                                         1,300            1,300


TOTAL SHORT-TERM SECURITIES (COST: $9,865,700,000)                                                                        9,866,116


TOTAL INVESTMENT SECURITIES (COST: $85,817,602,000)                                                                     102,542,446
OTHER ASSETS LESS LIABILITIES                                                                                              (95,579)

NET ASSETS                                                                                                             $102,446,867




"Miscellaneous"   securities   include  holdings  in  their  initial  period  of
acquisition that have not previously been publicly disclosed.


(1)  Security did not produce income during the last 12 months.

(2) Represents an affiliated company as defined under the Investment Act of 1940.

(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $3,753,727,000, which represented 3.66% of the net assets of the fund.

(4) Valued under fair value procedures adopted by authority of the Board of Directors.

ADR = American Depositary Receipts




Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended May 31, 2005 appear below.


                                Beginning shares or                            Ending shares or   Dividend or interest  Market value
Company                         principal amount       Purchases      Sales    principal amount      income (000)           (000)


Burlington Resources Inc.          19,760,000          500,000            --         20,260,000            $1,680         $1,026,777
Forest Laboratories, Inc.          20,311,800               --      2,056,200        18,255,600               ---            704,301
Maxim Integrated Products, Inc.    17,490,000          150,000             --        17,640,000             1,764            695,016
EOG Resources, Inc.                 6,215,000        6,215,000             --        12,430,000               497            620,133
Qwest Communications
  International Inc.              117,900,000               --             --       117,900,000                --            462,168
Qwest Capital Funding, Inc.
  7.75% 2031                       53,800,000               --             --        53,800,000             1,064             44,116
U S WEST Capital Funding, Inc.
  6.875% 2028                      36,000,000               --             --        36,000,000               646             27,540
Qwest Capital Funding, Inc.
  7.625% 2021                      25,000,000               --             --        25,000,000               501             21,125
U S WEST Capital Funding, Inc.
  6.50% 2018                       25,250,000               --             --        25,250,000               465             19,443
Xilinx, Inc.                       17,850,000          500,000             --        18,350,000             1,274            509,212
KLA-Tencor Corp.                    8,100,000        2,125,000             --        10,225,000             1,197            464,317
BJ Services Co.                     8,975,000               --             --         8,975,000               718            451,891
Altera Corp.                       19,900,000               --             --        19,900,000                --            441,581
Harrah's Entertainment, Inc.        6,100,000               --             --         6,100,000             2,013            438,041
Express Scripts, Inc.               4,710,000               --         60,000         4,650,000                --            429,614
Limited Brands, Inc.               20,700,000               --             --        20,700,000             3,105            425,799
Microchip Technology Inc.          12,755,000               --             --        12,755,000             1,212            378,058
Freeport-McMoRan
  Copper & Gold Inc., Class B       9,596,000               --             --         9,596,000             7,197            338,739
Advanced Micro Devices, Inc.       19,800,000               --             --        19,800,000                --            324,720
USX-U.S. Steel Group                7,375,000               --             --         7,375,000               738            293,304
ENSCO International Inc.            8,235,000               --             --         8,235,000               206            274,226
CONSOL Energy Inc.                  3,700,000               --             --         3,700,000               518            177,045
CONSOL Energy Inc.                    800,000          928,200             --         1,728,200               112             82,694
Brinker International, Inc.         5,000,000               --            --          5,000,000                --            188,100
Rowan Companies, Inc.               6,450,000               --             --         6,450,000                --            177,375
Ceridian Corp.                      8,540,900          679,000             --         9,219,900                --            175,823
American Pharmaceutical
  Partners, Inc.                    3,800,000               --             --         3,800,000                --            166,896
Teradyne, Inc.                     11,150,000        1,500,000             --        12,650,000                --            164,576
Sabre Holdings Corp., Class A       7,062,811               --             --         7,062,811               636            141,751
Big Lots, Inc.*                     5,000,000               --     2,000,000          3,000,000                --                 --
Broadview Networks
  Holdings, Inc., Class A*                 --           31,812             --            31,812                --                 --
Broadview Networks
  Holdings, Inc., Series B*                --            1,272             --             1,272                --                 --
Broadview Networks Holdings, Inc.,
  Series E, warrants, expire 2012*    634,116               --        634,116                --                --                 --
Broadview Networks Holdings, Inc.,
  Series E, warrants, expire 2012*     96,812               --         96,812                --                --                 --
Broadview Networks Holdings Inc.,
  Series E, convertible preferred*  1,588,972               --      1,588,972                --                --                 --
Pogo Producing Co.*                 3,644,400               --      2,894,400           750,000                --                 --
SINA Corp.*                         2,552,000               --             --         2,552,000                --                 --
                                                                                                          $25,543         $9,664,381


*Unaffiliated issuer at 5/31/2005.




Federal income tax information                                                                                (dollars in thousands)


Gross unrealized appreciation on investment securities                                                                  $19,281,787
Gross unrealized depreciation on investment securities                                                                  (2,570,937)
Net unrealized appreciation on investment securities                                                                     16,710,850
Cost of investment securities for federal income tax purposes                                                            85,831,596



ITEM 2 - Controls and Procedures

The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3 - Exhibits

The certifications required by Rule 301-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GROWTH FUND OF AMERICA, INC.

By /s/ James F. Rothenberg
------------------------------------------
James F. Rothenberg, Vice Chairman and PEO

Date: July 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By /s/ James F. Rothenberg
------------------------------------------
James F. Rothenberg, Vice Chairman and PEO

Date: July 29, 2005



By /s/ Sheryl F. Johnson
------------------------------------
Sheryl F. Johnson, Treasurer and PFO

Date: July 29, 2005